Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued Operations

Note 11 – Discontinued Operations

Assets and Liabilities from discontinued operations

The results of operations, assets, and liabilities of the Disposal Group have been reclassified as discontinued operations for all periods presented. The comparative consolidated balance sheet as of December 31, 2025 has been recast to present the assets and liabilities of the discontinued operation separately in accordance with ASC 205-20-45-10. The comparative consolidated statements of operations for the periods presented have been recast to segregate the results of discontinued operations from continuing operations.

The Disposal Group was not classified as held for sale prior to the completion of the divestiture on March 9, 2026. In accordance with ASC 205-20-45-10, the assets and liabilities of the discontinued operation are presented separately in the comparative balance sheet for periods prior to the period of disposal, using “held for disposition” presentation, notwithstanding that the held-for-sale criteria were not met in those prior periods.

The following table presents the major classes of assets and liabilities of the discontinued operations as of December 31, 2025:

Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,074
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,070

The loss recognized on the disposal of the Disposal Group is presented within discontinued operations in the consolidated statements of operations for the three months ended March 31, 2026. See Note 10 – Acquisitions, Investments and Disposals for additional detail on the consideration received and the calculation of the loss on disposition.

Leases

On February 27, 2025, as a result of the acquisition of Flewber Global, Inc., the Company assumed a 3-year lease agreement for a lease for an office suite at the air-taxi’s base of operation located at 7160 Republic Airport, Farmingdale, NY 11735. The lease agreement was originally signed on August 18, 2021, and was amended and extended on August 27, 2024, prior to the Company’s purchase of Flewber Global, Inc. The extended term commenced September 1, 2024 and expires August 31, 2027. The lease provides exclusive use of office space and non-exclusive use of hangar space sufficient to cover the footprint of the Company’s leased aircraft.

The lease is classified as an operating lease. Lease payments consist of fixed monthly base rent; initially $2,590 per month for the office space and $3,000 per month for the hangar space; subject to scheduled 3% annual escalations through the remainder of the term, plus reimbursement of the Company’s proportionate share of operating expenses. There are no residual value guarantees, purchase options, renewal options, or material restrictions or covenants imposed on the Company under the lease.

On September 9, 2025, the Company, through its subsidiary Ponderosa Air LLC, entered into an Exclusive Aircraft Dry Lease Agreement with SEG Jets LLC for the lease of one 2020 Cirrus Design Corp. SF50 aircraft (U.S. Registration No. N25MG) for a term of twenty-four (24) months commencing upon delivery of the aircraft. The lease requires monthly payments of approximately $23,778 and a security deposit equal to one month’s rent, which may be applied to the final month’s payment at the Lessor’s discretion. The lease includes a right of first refusal for Ponderosa Air LLC to extend the lease at market terms or to match any bona fide third-party offer to purchase the aircraft during the lease term. Under the terms of the agreement, the lessee is responsible for all operational costs, including crew, fuel, maintenance, hangar, and insurance expenses, as well as maintaining compliance with FAA Part 135 operational standards. The aircraft is leased on an “as is” basis and must be returned in airworthy condition at the end of the lease.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 7% for real estate leases and 5.5% for equipment leases, including the aircraft lease, as the interest rate implicit in most of its leases is not readily determinable.

In connection with the execution of the aircraft dry lease described above, the Company recognized a new right-of-use asset and corresponding lease liability of $542,373 based on the present value of future lease payments under the 24-month term, using a discount rate of 5.5%.

Operating right-of-use assets are summarized below.

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$752,101	$725,501
Less accumulated amortization	—	(227,553)	(139,191)
Right-of-use asset, net	$—	$524,548	$586,310

Operating lease liabilities are summarized below

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$507,910	$567,423
Less: current portion	—	(337,667)	(331,137)
Long term portion	$—	$170,243	$236,286

In connection with the sale of Fly Flyte Inc., see Note 10 – Acquisitions, Investments and Disposals, on March 9, 2026 the Company’s operating leases for office and plane facilities, with a net right-of-use asset carrying value of $524,548 and corresponding operating lease liabilities of $507,910, were derecognized upon the divestiture, as the lessee under the underlying lease agreements was the entity included in the disposal group. All lease payments contractually due had been remitted prior to the closing, and no material lease obligations remained past due at the date of sale. Upon the loss of control and deconsolidation of the divested entity in accordance with ASC 810-10-40, the right-of-use assets and operating lease liabilities were removed from the Company’s consolidated balance sheet, and their net carrying value was included in the net assets disposed of in the determination of the loss on sale. Accordingly, as of December 31, 2025, the operating leases were recognized on the consolidated balance sheet, but as of March 31, 2026, they were no longer recognized.

Loss from discontinued operations

On March 9, 2026, the Company sold to Buyer (i) 800,200 shares, representing 80.02% of the outstanding common stock of Fly Flyte, and (ii) 100% of the membership interests of Ponderosa Air, LLC. The Buyer held the remaining 19.98% of Fly Flyte prior to the transaction and owns 100% of the entity following the closing. As a result, the Company no longer holds a controlling interest in the Disposal Group.

The disposal represented the Company’s exit from the ownership and operation of the air-charter business and constituted a strategic shift having a major effect on the Company’s operations and financial results. Accordingly, the results of the Disposal Group are reported as discontinued operations for all periods presented in accordance with ASC 205-20. The 2026 results reflect operations for the period from January 1, 2026 through the March 9, 2026 closing date.

Consideration for the transaction consisted of cash, a promissory note, and shares of the Buyer’s Series D Convertible Preferred Stock, together with the Buyer’s assumption of certain liabilities, as further described in Note 10 – Acquisitions, Investments and Disposals. The transaction resulted in a net loss on disposition of $912,840, recognized within discontinued operations in the accompanying condensed consolidated statements of operations and comprehensive loss.

Statement of Operations Information

The following table summarizes the major classes of line items included in loss from discontinued operations:

	Three months ended March 31,
	2026	2025
Net Revenue	$323,429	$136,131
Cost of Revenue	(333,201)	(121,073)
Gross Margin	(9,772)	15,058
General and Administrative	280,656	154,564
Compensation	165,882	154,637
Marketing	10,189	395
Interest expense	—	6,654
Loss from discontinued operations	(466,499)	(301,192)
Net loss on disposition of business	(912,840)	—
Loss from discontinued operations	$(1,379,339)	$(301,192)

During the three months ended March 31, 2026 and 2025, the Company recorded $67,077 and $18,519, respectively, as operating lease expense, which is included in cost of revenue on the condensed consolidated statements of operations and comprehensive loss. The components of the lease expense were as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Operating lease cost	$67,077	$18,519
Short term lease cost	-	-
Total net lease cost	$67,077	$18,519

Continuing Involvement

Following the disposition, the Company retains two relationships with the Disposal Group and the Buyer: a passive equity investment in the Buyer’s non-voting Series D Convertible Preferred Stock, accounted for under ASC 321, and a services agreement entered into in April 2026 under which a subsidiary of the Company provides marketing, creative, growth, and product-advisory services to Fly Flyte for a fixed monthly fee. The services agreement is not contingent on the Disposal Group’s results of operations, and neither relationship provides the Company with the ability to significantly influence the operating or financial policies of the Disposal Group. Because the services agreement was entered into subsequent to March 31, 2026, no amounts were recognized under the agreement during the period. See Note 10 – Acquisitions, Investments and Disposals for the Company’s analysis of the loss of control and deconsolidation under ASC 810-10-40, and Note 14 – Subsequent Events for the terms of the services agreement.

Statements of Cash Flow Information

The cash flows of the Disposal Group have not been separately classified and are included within the respective categories of the Condensed Consolidated Statements of Cash Flows for all periods presented. Depreciation and amortization of the Disposal Group included within discontinued operations was approximately $104,135 and $62,716 for the three months ended March 31, 2026 and 2025, respectively, and there were no material capital expenditures or other significant noncash items.

Supplemental cash flow and other information related to leases was as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$64,829	$7,289
Weighted average remaining lease term (in years):	N/A	2.42
Weighted average discount rate:	N/A	5.50%

The weighted-average remaining lease term and weighted-average discount rate are presented as not applicable as of March 31, 2026, as the Company’s operating leases were derecognized on March 9, 2026 in connection with the divestiture of the Disposal Group. See Leases above.

Note 13 – Discontinued Operations

On March 9, 2026, the Company completed the divestiture of its air mobility business, including Fly Flyte, Inc. and Ponderosa Air, LLC (collectively, the “Disposal Group”), to Catheter Precision, Inc. (“VTAK”) pursuant to a Share Purchase Agreement. The disposal represented a strategic shift in the Company’s operations and has been classified as a discontinued operation in accordance with ASC 205-20. See Note 16 - Subsequent Events for additional detail on the terms of the transaction and the consideration received.

The results of operations, assets, and liabilities of the Disposal Group have been reclassified as discontinued operations for all periods presented. The consolidated balance sheet as of December 31, 2025 presents the assets and liabilities of the discontinued operation separately in accordance with ASC 205-20-45-10, and the consolidated statements of operations present the results of the discontinued operation separately from continuing operations.

The Disposal Group was not classified as held for sale prior to the completion of the divestiture on March 9, 2026. In accordance with ASC 205-20-45-10, the assets and liabilities of the discontinued operation are presented separately in the balance sheet for periods prior to the period of disposal, notwithstanding that the held-for-sale criteria were not met in those periods.

The following table presents the major classes of assets and liabilities of the discontinued operation as of December 31, 2025:

December 31, 2025
Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,073
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,069

The gain or loss recognized on the disposal of the Disposal Group will be presented within discontinued operations in the consolidated statements of operations in the period of disposal. See Note 16 - Subsequent Events for additional detail on the consideration received.

The following table presents the major line items constituting the loss from discontinued operations for the year ended December 31, 2025:

Year Ended December 31, 2025
Net revenue	$1,913,443
Cost of revenue	(1,570,826)
Compensation	(754,760)
Marketing	(90,706)
Stock-based compensation	(2,885,097)
General and administrative	(627,377)
Amortization of intangible assets	(363,906)
Impairment of goodwill	(223,579)
Interest expense	(57,048)
Settlement of liabilities, net	425,330
Loss from discontinued operations, net of tax	$(4,234,526)

Statements of Cash Flow Information

The cash flows of the Disposal Group have not been separately classified and are included within the respective categories of the Consolidated Statements of Cash Flows for all periods presented. Net cash used in operating activities of the Disposal Group was approximately $4,619,376 for the year ended December 31, 2025, and net cash used in investing activities was $0. Depreciation, amortization and impairment of the Disposal Group included within discontinued operations was approximately $612,071 for the year ended December 31, 2025, and there were no material capital expenditures or other significant noncash items. The Disposal Group also incurred $108,800 of short-term lease cost for the year ended December 31, 2025 under a two-month aircraft lease, for which the Company elected the short-term lease practical expedient under ASC 842.

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$162,862
Weighted average remaining lease term (in years):	1.69
Weighted average discount rate:	6.25%

Leases of the Disposal Group

The operating lease right-of-use assets and operating lease liabilities of the Disposal Group, which are included within assets and liabilities of discontinued operations, are summarized below. Operating right-of-use assets are summarized below.

December 31, 2025
Office and Plane Leases	$725,501
Less accumulated amortization	(139,191)
Right-of-use asset, net	$586,310

Operating lease liabilities are summarized below.

December 31, 2025
Office and Plane Leases	$567,423
Less: current portion	(331,137)
Long term portion	$236,286

Total future minimum payments required under the leases of the Disposal Group as of December 31, 2025 are as follows:

Operating Leases
2026	$355,117
2027	237,666
Total	592,783
Less imputed interest	(25,360)
PV of Payments	$567,423

The components of lease expense of the Disposal Group, which are included within loss from discontinued operations, were as follows:

Year Ended December 31, 2025
Operating lease cost	$162,862
Short term lease cost	108,800
Total lease cost	$271,662